Guarantees, Pledged Assets and Collateral (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		$ (364)	$ 136
Maximum exposure to loss, expires in one year or less		31,034	27,689
Maximum exposure to loss, expires in one year through three years		21,147	20,190
Maximum exposure to loss, expires in three years through five years		7,896	8,732
Maximum exposure to loss, expires after five years		16,052	15,212
Maximum exposure to loss		76,129	71,823
Maximum exposure to loss		$ 76,129	71,823
Percentage share of losses owed on loans and MHFS sold with recourse (up to 33.33%)		33.33%
Total assets	[1]	$ 1,951,757	1,930,115
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value		5,200	6,600
Mortgages held for sale		2,600	15,800
Carrying value of delinquent loans eligible for repurchase		2,200	1,200
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Trading assets and other		109,279	84,603
Investment securities		73,467	90,946
Mortgages held for sale and loans		469,554	516,112
Total pledged assets		652,300	691,661
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		36,692	34,167
Maximum exposure to loss		36,692	34,167
Direct pay letters of credit (DPLCs) [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		8,100	9,200
Maximum exposure to loss		8,100	9,200
Third Party Clearing Indemnifications [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		809	1,200
Third-party Clearing Customer Obligations		92	175
Collateral Provided to Third-party Clearing Agents		717	991
Maximum exposure to loss		809	1,200
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		39	38
Maximum exposure to loss, expires in one year or less		15,357	16,050
Maximum exposure to loss, expires in one year through three years		7,908	8,727
Maximum exposure to loss, expires in three years through five years		3,068	3,194
Maximum exposure to loss, expires after five years		645	658
Maximum exposure to loss		26,978	28,629
Maximum exposure to loss		26,978	28,629
Standby Letters of Credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		8,773	9,898
Maximum exposure to loss		8,773	9,898
Securities lending and other indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		0	0
Maximum exposure to loss, expires in one year or less		0	0
Maximum exposure to loss, expires in one year through three years		0	0
Maximum exposure to loss, expires in three years through five years		2	1
Maximum exposure to loss, expires after five years		809	1,166
Maximum exposure to loss		811	1,167
Maximum exposure to loss		811	1,167
Securities lending and other indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		2	2
Maximum exposure to loss		2	2
Loans and MHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		51	55
Maximum exposure to loss, expires in one year or less		165	84
Maximum exposure to loss, expires in one year through three years		533	637
Maximum exposure to loss, expires in three years through five years		934	947
Maximum exposure to loss, expires after five years		9,385	8,592
Maximum exposure to loss		11,017	10,260
Maximum exposure to loss		11,017	10,260
Loans and MHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		8,155	7,228
Maximum exposure to loss		8,155	7,228
Factoring Guarantee [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		0	0
Maximum exposure to loss, expires in one year or less		747	1,109
Maximum exposure to loss, expires in one year through three years		0	0
Maximum exposure to loss, expires in three years through five years		0	0
Maximum exposure to loss, expires after five years		0	0
Maximum exposure to loss		747	1,109
Maximum exposure to loss		747	1,109
Factoring Guarantee [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		668	1,109
Maximum exposure to loss		668	1,109
Other guarantees [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		1	6
Maximum exposure to loss, expires in one year or less		7	19
Maximum exposure to loss, expires in one year through three years		0	21
Maximum exposure to loss, expires in three years through five years		2	17
Maximum exposure to loss, expires after five years		4,175	3,580
Maximum exposure to loss		4,184	3,637
Maximum exposure to loss		4,184	3,637
Other guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		7	15
Maximum exposure to loss		7	15
Written put options [Member]
Guarantor Obligations [Line Items]
Carrying Value Obligation (asset)		(455)	37
Maximum exposure to loss, expires in one year or less		14,758	10,427
Maximum exposure to loss, expires in one year through three years		12,706	10,805
Maximum exposure to loss, expires in three years through five years		3,890	4,573
Maximum exposure to loss, expires after five years		1,038	1,216
Maximum exposure to loss		32,392	27,021
Maximum exposure to loss		32,392	27,021
Written put options [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		19,087	15,915
Maximum exposure to loss		19,087	15,915
Loans and MHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Loans repurchased		5	5
Trading assets (excluding derivatives) [Member]
Guarantor Obligations [Line Items]
Securities owned and pledged as collateral available to be repledged, Fair Value		109,100	84,200
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Trading assets and other		42,000	33,200
Other Trading - Off-Balance Sheet [Member]
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Trading assets and other		67,300	51,400
Investment securities [Member]
Guarantor Obligations [Line Items]
Securities owned and pledged as collateral available to be repledged, Fair Value		64	617
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, carrying value		5,000	6,200
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value		5,000	6,200
VIEs that we consolidate [Member]
Guarantor Obligations [Line Items]
Total assets		13,617	13,414
Secured Borrowing transactions excluded [Member]
Guarantor Obligations [Line Items]
Total assets		$ 675	$ 1,136

[1]	(2)Our consolidated assets at December 31, 2017 and 2016, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $116 million and $168 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $376 million and $74 million; Trading assets, $294 million and $130 million; Investment securities, $0 million and $0 million; Net loans, $12.5 billion and $12.6 billion; Derivative assets, $0 million and $1 million; Other assets, $349 million and $452 million; and Total assets, $13.6 billion and $13.4 billion, respectively.